CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
Trade accounts receivable, allowances	$ 3,200,434		$ 4,022,664
Equity shares, par value		5		5
Equity shares, authorized	24,000,000	24,000,000	24,000,000	24,000,000
Equity shares, issued	14,810,178	14,810,178	14,615,800	14,615,800
Equity shares, outstanding	13,795,178	13,795,178	13,600,800	13,600,800
Treasury shares, equity shares	1,015,000	1,015,000	1,015,000	1,015,000